Line of Credit and Notes Payable - Quantum Financing Securities Purchase Agreement (Details)			3 Months Ended	9 Months Ended
	Jul. 03, 2024 $ / shares	Jun. 25, 2024 USD ($) D $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Nov. 21, 2023 USD ($)
Line of Credit and Notes Payable
Conversion price (in dollars per share) | $ / shares			$ 2.00	$ 2.00
Quantum Convertible Note
Line of Credit and Notes Payable
Original issue discount (in percentage)					7.00%
Principal balance of promissory note | $					$ 3,000,000
Annual fixed interest rate (in percentage)		12.00%
Conversion price (in dollars per share) | $ / shares	$ 3.20	$ 10.00
Threshold percentage of lowest VWAP of common stock to determine conversion price (in percentage)		85.00%
Threshold trading days over which the lowest VWAP of common stock is considered to determine conversion price | D		7
Threshold trading days over which the average daily VWAP of common stock is considered for reset of conversion price | D		3
Average price for share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 10.00
Minimum average price for share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 10.00
Minimum notice period for redemption of notes		10 days
Period of guaranteed interest payment	18 months
Default interest rate		18.00%
Minimum percentage change to fair value	10.00%
Minimum percentage change to cash flow	10.00%
Proceeds from convertible note | $		$ 2,700,000
Original issue discount | $		210,000
Financing cost | $		$ 90,000
Interest expense paid and recorded | $			$ 90,739	$ 95,739
Quantum Convertible Note | Minimum
Line of Credit and Notes Payable
Minimum average price for share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 2.00